Off balance sheet commitments - Summary of Off Balance Sheet Commitments Relating to Operating Activities (Details) € in Millions, $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) extension	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced		€ 221	€ 38
Irrevocable purchase commitments given		6,141
Irrevocable purchase commitments received		(550)
Research and development license agreements - commitments related to R&D and other commitments		381	259
Research and development license agreements - contingent milestone payments in connection with development programs in progress		4,886	2,919
Total - net commitments given		€ 11,079
Lease, term		15 years
Lease, cost | $	$ 0.2
Lease, extension options, number | extension	2
Lease, extension options, term	5 years
EUROAPI
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given		€ 804
Minimum
Disclosure Of Off Balance Sheet Commitments [Line Items]
Lease, term	12 years
Less than 1 year
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced		24
Irrevocable purchase commitments given		2,446
Irrevocable purchase commitments received		(443)
Research and development license agreements - commitments related to R&D and other commitments		256
Research and development license agreements - contingent milestone payments in connection with development programs in progress		280
Total - net commitments given		2,563
From 1 to 3 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced		26
Irrevocable purchase commitments given		2,090
Irrevocable purchase commitments received		(96)
Research and development license agreements - commitments related to R&D and other commitments		101
Research and development license agreements - contingent milestone payments in connection with development programs in progress		1,757
Total - net commitments given		3,878
From 3 to 5 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced		25
Irrevocable purchase commitments given		778
Irrevocable purchase commitments received		(11)
Research and development license agreements - commitments related to R&D and other commitments		15
Research and development license agreements - contingent milestone payments in connection with development programs in progress		818
Total - net commitments given		1,625
More than 5 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced		146
Irrevocable purchase commitments given		827
Irrevocable purchase commitments received		0
Research and development license agreements - commitments related to R&D and other commitments		9
Research and development license agreements - contingent milestone payments in connection with development programs in progress		2,031
Total - net commitments given		3,013
Suppliers
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given			6,194
Irrevocable purchase commitments received			€ (574)
Joint ventures
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given		€ 926